Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Remaining lease term (up to)	17 years
Lease extension term	10 years
Operating lease right of use asset	$ 45,970	$ 57,009
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Operating lease, liability	$ 55,777	$ 92,083
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Debt	Debt
Present value of lease liabilities	$ 135,761	$ 140,000